Income taxes (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

	Six Months	Year	Year
	Ended	Ended	Ended
	December 31,	June 30,	June 30,
	2020	2020	2019

Loss before income taxes	$2,164,454	$31,321,791	$8,442,320
Expected income tax recovery	(582,238)	(8,425,600)	(2,271,000)
Adjustment on losses	668,936	673,000	563,070
Change in valuation allowance	(86,698)	7,752,600	1,707,930
Total	$-	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets and the valuation account are as follows:

	December 31,	June 30,	June 30,
	2020	2020	2019

Deferred tax asset:
Net operating loss carry forward	$5,715,740	$6,374,700	$4,285,020
Other deferred tax assets	8,821,870	8,916,350	3,392,290
Valuation allowance	(14,550,740)	(15,304,180)	(7,687,200)
Unrealized foreign exchange loss	13,130	13,130	8,870
Equipment	-	-	1,020
Total	$-	$-	$-

Schedule of Components of Deferred Tax Assets and Liabilities

	December 31,	June 30,	June 30,
	2020	2020	2019

Deferred tax asset:
Non-capital losses carried forward	$16,716	$10,050	$1,530,460
Lease liabilities	-	57,120	-
Deferred tax liabilities:
Convertible debt	-	-	(1,530,460)
Equipment	(16,716)	(10,050)	-
Right of use assets and lease obligations	-	(57,120)	-
Net deferred tax asset	$-	$-	$-